Cover	Apr. 22, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Apr. 22, 2025
Entity File Number	000-53336
Entity Registrant Name	Scepter Holdings, Inc. NV
Entity Central Index Key	0001420924
Entity Tax Identification Number	01-0884561
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2278 Monitor St.
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	85004
City Area Code	(775)
Local Phone Number	375-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BZRLD
Entity Emerging Growth Company	false